Loans, impaired loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	April 30, 2024
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$344,168	$1,188	$342,980
Personal loans	105,528	2,340	103,188
Credit cards	17,579	1,239	16,340
Business and government	292,758	1,740	291,018
Total	$760,033	$6,507	$753,526

	As at
	January 31, 2024			October 31, 2023
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$341,042	$1,115	$339,927	$344,182	$1,084	$343,098
Personal loans	104,124	2,302	101,822	104,170	2,414	101,756
Credit cards	17,166	1,232	15,934	17,109	1,237	15,872
Business and government	287,888	1,679	286,209	291,822	1,637	290,185
Total	$750,220	$6,328	$743,892	$757,283	$6,372	$750,911

Schedule of Impaired Loans
(b) Impaired loans
(1)

	As at
	April 30, 2024
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,178	$580	$1,598
Personal loans	1,175	656	519
Credit cards	–	–	–
Business and government	3,046	764	2,282
Total	$6,399	$2,000	$4,399
By geography:
Canada	$1,774	$533	$1,241
United States	6	1	5
Mexico	1,370	401	969
Peru	734	389	345
Chile	1,258	283	975
Colombia	401	135	266
Other international	856	258	598
Total	$6,399	$2,000	$4,399

	As at
	January 31, 2024			October 31, 2023
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,055	$533	$1,522	$1,864	$498	$1,366
Personal loans	1,180	623	557	1,176	664	512
Credit cards	–	–	–	–	–	–
Business and government	2,884	748	2,136	2,686	719	1,967
Total	$6,119	$1,904	$4,215	$5,726	$1,881	$3,845
By geography:
Canada	$1,776	$486	$1,290	$1,564	$514	$1,050
United States	–	–	–	–	–	–
Mexico	1,342	384	958	1,183	372	811
Peru	701	387	314	691	372	319
Chile	1,103	267	836	1,098	264	834
Colombia	399	127	272	356	97	259
Other international	798	253	545	834	262	572
Total	$6,119	$1,904	$4,215	$5,726	$1,881	$3,845
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2024 was $22 (January 31, 2024 – $18; October 31, 2023 – $15).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at April 30, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.7	2.1	2.8	3.3	-2.0	2.9	-4.6	3.4
Consumer price index, y/y %	2.5	1.8	2.7	2.3	1.8	1.5	6.4	2.0
Unemployment rate, average %	6.4	6.1	5.9	4.7	8.1	7.0	10.5	7.4
Bank of Canada overnight rate target, average %	4.4	2.6	4.6	3.5	3.9	1.9	5.5	3.2
HPI - Housing Price Index, y/y % change	-0.7	4.0	0.0	5.4	-6.4	4.7	-8.0	3.9
USD/CAD exchange rate, average	1.34	1.29	1.34	1.28	1.44	1.27	1.50	1.30
U.S.
Real GDP growth, y/y % change	2.0	2.2	2.9	3.1	-1.5	3.1	-3.6	3.4
Consumer price index, y/y %	3.1	2.2	3.3	2.7	2.0	1.8	7.0	2.4
Target federal funds rate, upper limit, average %	5.1	2.7	5.4	3.8	4.4	1.6	6.0	3.2
Unemployment rate, average %	3.9	4.4	3.7	3.9	5.5	5.0	7.3	5.3
Mexico
Real GDP growth, y/y % change	2.5	1.8	3.5	3.0	0.7	2.4	-2.3	3.0
Unemployment rate, average %	3.2	3.8	2.9	2.7	4.0	3.9	6.1	4.8
Chile
Real GDP growth, y/y % change	2.9	2.5	5.3	4.2	-0.2	3.3	-2.8	3.9
Unemployment rate, average %	7.8	6.8	7.2	5.6	9.6	7.1	11.5	7.5
Peru
Real GDP growth, y/y % change	2.7	3.0	3.7	4.2	1.3	3.4	-1.0	3.8
Unemployment rate, average %	6.4	6.8	5.9	5.1	7.7	7.2	11.2	8.7
Colombia
Real GDP growth, y/y % change	1.6	2.9	2.9	4.2	0.2	3.4	-2.1	3.9
Unemployment rate, average %	10.7	10.2	10.0	8.2	12.9	10.7	18.8	13.2
Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.8	5.0	2.5	4.2	0.1	4.7
Global
WTI oil price, average USD/bbl	80	70	85	87	65	62	58	60
Copper price, average USD/lb	4.16	5.11	4.31	5.75	3.81	4.97	3.64	4.90
Global GDP, y/y % change	2.58	2.72	3.62	3.75	-0.38	3.42	-2.25	3.83

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at January 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.5	3.1	1.4	4.6	-2.3	3.8	-4.5	4.2
Consumer price index, y/y %	2.6	1.9	2.7	2.3	2.0	1.6	6.1	2.1
Unemployment rate, average %	6.4	6.1	6.1	4.5	8.2	6.8	10.4	7.1
Bank of Canada overnight rate target, average %	4.5	2.6	4.6	3.6	4.0	2.0	5.5	3.2
HPI - Housing Price Index, y/y % change	-3.7	2.0	-3.2	3.8	-7.3	2.8	-8.6	2.0
USD/CAD exchange rate, average	1.31	1.25	1.30	1.23	1.44	1.27	1.49	1.28
U.S.
Real GDP growth, y/y % change	1.3	2.4	1.9	3.4	-1.7	3.2	-3.5	3.4
Consumer price index, y/y %	2.8	2.2	3.0	2.6	2.1	1.9	6.6	2.4
Target federal funds rate, upper limit, average %	4.9	2.6	4.9	3.6	4.4	1.7	5.8	3.2
Unemployment rate, average %	4.1	4.5	4.0	4.0	5.7	5.0	7.4	5.2
Mexico
Real GDP growth, y/y % change	3.1	1.9	3.6	2.8	1.2	2.4	-1.5	2.9
Unemployment rate, average %	3.1	3.7	3.0	3.0	3.9	3.9	5.6	4.6
Chile
Real GDP growth, y/y % change	2.0	2.5	3.8	3.6	-0.3	3.1	-2.5	3.7
Unemployment rate, average %	8.3	7.1	8.0	6.4	9.5	7.4	11.2	7.7
Peru
Real GDP growth, y/y % change	2.3	2.6	2.9	3.6	0.4	3.1	-2.2	3.6
Unemployment rate, average %	6.7	6.9	5.9	5.1	8.3	7.2	12.1	8.5
Colombia
Real GDP growth, y/y % change	1.8	3.0	3.0	4.3	-0.1	3.5	-2.7	4.0
Unemployment rate, average %	10.2	10.0	9.4	7.8	12.7	10.4	18.5	12.4
Caribbean
Real GDP growth, y/y % change	3.9	3.8	4.4	4.7	1.9	4.3	-0.7	4.8
Global
WTI oil price, average USD/bbl	81	69	86	85	69	65	64	63
Copper price, average USD/lb	4.00	5.12	4.14	5.73	3.73	5.00	3.59	4.93
Global GDP, y/y % change	2.64	2.71	3.43	3.78	-0.01	3.39	-1.60	3.72

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.7	2.9	1.3	4.2	-2.2	3.5	-4.3	3.9
Consumer price index, y/y %	2.8	2.0	2.8	2.5	1.8	1.6	6.4	2.2
Unemployment rate, average %	6.0	5.7	5.7	4.2	7.6	6.3	9.7	6.6
Bank of Canada overnight rate target, average %	4.8	2.6	4.8	3.5	3.6	1.4	5.8	3.3
HPI - Housing Price Index, y/y % change	-1.9	1.4	-1.4	2.9	-5.5	2.2	-6.8	1.5
USD/CAD exchange rate, average	1.27	1.24	1.27	1.22	1.41	1.26	1.47	1.28
U.S.
Real GDP growth, y/y % change	1.0	1.9	1.5	2.7	-2.0	2.7	-3.8	3.0
Consumer price index, y/y %	3.2	2.2	3.5	2.6	1.9	1.8	7.0	2.5
Target federal funds rate, upper limit, average %	5.3	2.5	5.4	3.4	4.2	0.8	6.3	3.1
Unemployment rate, average %	4.1	4.5	3.9	4.1	5.6	5.0	7.2	5.2
Mexico
Real GDP growth, y/y % change	1.7	2.2	2.6	3.3	-0.2	2.7	-2.8	3.2
Unemployment rate, average %	3.7	3.9	3.6	3.2	4.7	4.1	6.8	4.9
Chile
Real GDP growth, y/y % change	1.3	2.9	2.8	4.6	-0.9	3.5	-3.1	4.1
Unemployment rate, average %	8.5	7.0	8.2	6.3	9.6	7.3	11.3	7.6
Peru
Real GDP growth, y/y % change	1.9	2.7	2.7	3.9	0.8	3.1	-1.4	3.6
Unemployment rate, average %	6.9	7.0	6.2	5.1	8.3	7.3	11.6	8.8
Colombia
Real GDP growth, y/y % change	2.4	3.0	3.7	4.3	1.4	3.4	-0.9	3.9
Unemployment rate, average %	9.2	9.9	8.6	7.9	11.1	10.3	15.6	12.3
Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.5	4.9	2.8	4.2	0.5	4.7
Global
WTI oil price, average USD/bbl	78	66	84	82	68	63	62	61
Copper price, average USD/lb	3.97	5.01	4.11	5.65	3.70	4.89	3.56	4.83
Global GDP, y/y % change	2.75	2.45	3.62	3.48	0.10	3.10	-1.48	3.45

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2024
Residential mortgages	$1,084	$144	$(44)	$4	$1,188
Personal loans	2,414	910	(912)	(72)	2,340
Credit cards	1,237	562	(553)	(7)	1,239
Business and government	1,876	360	(184)	(65)	1,987
	$6,611	$1,976	$(1,693)	$(140)	$6,754
Presented as:
Allowance for credit losses on loans	$6,372				$6,507
Allowance for credit losses on acceptances (2)	90				89
Allowance for credit losses on off-balance sheet exposures (3)	149				158
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $ (7). The provision for credit losses, net of these amounts, is $1,969.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2022	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2023
Residential mortgages	$899	$55	$(30)	$57	$981
Personal loans	2,137	578	(528)	80	2,267
Credit cards	1,083	403	(401)	50	1,135
Business and government	1,368	311	(156)	9	1,532
	$5,487	$1,347	$(1,115)	$196	$5,915
Presented as:
Allowance for credit losses on loans	$5,348				$5,736
Allowance for credit losses on acceptances (1)	31				50
Allowance for credit losses on off-balance sheet exposures (2)	108				129
(1)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position .

Allowance for credit losses on loans	As at April 30, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$259	$349	$580	$1,188
Personal loans	626	1,058	656	2,340
Credit cards	357	882	–	1,239
Business and government	550	426	764	1,740
Total (1)	$1,792	$2,715	$2,000	$6,507
(1)	Excludes allowance for credit losses of $261 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$265	$321	$498	$1,084
Personal loans	647	1,103	664	2,414
Credit cards	414	823	–	1,237
Business and government	535	383	719	1,637
Total (1)	$1,861	$2,630	$1,881	$6,372
(1)	Excludes allowance for credit losses of $257 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at April 30, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$220	$306	$455	$981
Personal loans	677	982	608	2,267
Credit cards	425	710	–	1,135
Business and government	375	290	688	1,353
Total (1)	$1,697	$2,288	$1,751	$5,736
(1)	Excludes allowance for credit losses of $195 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	April 30, 2024				April 30, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$246	$336	$533	$1,115	$209	$301	$428	$938
Provision for credit losses
Remeasurement (1)	(43)	30	92	79	(42)	8	57	23
Newly originated or purchased financial assets	9	–	–	9	7	–	–	7
Derecognition of financial assets and maturities	(2)	(5)	–	(7)	(2)	(4)	–	(6)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	55	(43)	(12)	–	47	(34)	(13)	–
Stage 2	(10)	48	(38)	–	(8)	39	(31)	–
Stage 3	–	(21)	21	–	–	(13)	13	–
Gross write-offs	–	–	(31)	(31)	–	–	(21)	(21)
Recoveries	–	–	5	5	–	–	6	6
Foreign exchange and other movements	4	4	10	18	9	9	16	34
Balance at end of period	$259	$349	$580	$1,188	$220	$306	$455	$981
Personal loans
Balance at beginning of period	$629	$1,050	$623	$2,302	$673	$968	$563	$2,204
Provision for credit losses
Remeasurement (1)	(185)	254	404	473	(191)	224	238	271
Newly originated or purchased financial assets	97	–	–	97	94	–	–	94
Derecognition of financial assets and maturities	(24)	(47)	–	(71)	(21)	(42)	–	(63)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	168	(165)	(3)	–	162	(158)	(4)	–
Stage 2	(60)	87	(27)	–	(50)	72	(22)	–
Stage 3	(4)	(127)	131	–	(2)	(98)	100	–
Gross write-offs	–	–	(552)	(552)	–	–	(335)	(335)
Recoveries	–	–	67	67	–	–	57	57
Foreign exchange and other movements	5	6	13	24	12	16	11	39
Balance at end of period	$626	$1,058	$656	$2,340	$677	$982	$608	$2,267
Credit cards
Balance at beginning of period	$381	$851	$–	$1,232	$436	$664	$–	$1,100
Provision for credit losses
Remeasurement (1)	(99)	161	199	261	(81)	150	134	203
Newly originated or purchased financial assets	40	–	–	40	44	–	–	44
Derecognition of financial assets and maturities	(13)	(16)	–	(29)	(17)	(18)	–	(35)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	85	(85)	–	–	68	(68)	–	–
Stage 2	(40)	40	–	–	(34)	34	–	–
Stage 3	–	(79)	79	–	–	(63)	63	–
Gross write-offs	–	–	(327)	(327)	–	–	(269)	(269)
Recoveries	–	–	47	47	–	–	72	72
Foreign exchange and other movements	3	10	2	15	9	11	–	20
Balance at end of period	$357	$882	$–	$1,239	$425	$710	$–	$1,135
Total retail loans
Balance at beginning of period	$1,256	$2,237	$1,156	$4,649	$1,318	$1,933	$991	$4,242
Provision for credit losses
Remeasurement (1)	(327)	445	695	813	(314)	382	429	497
Newly originated or purchased financial assets	146	–	–	146	145	–	–	145
Derecognition of financial assets and maturities	(39)	(68)	–	(107)	(40)	(64)	–	(104)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	308	(293)	(15)	–	277	(260)	(17)	–
Stage 2	(110)	175	(65)	–	(92)	145	(53)	–
Stage 3	(4)	(227)	231	–	(2)	(174)	176	–
Gross write-offs	–	–	(910)	(910)	–	–	(625)	(625)
Recoveries	–	–	119	119	–	–	135	135
Foreign exchange and other movements	12	20	25	57	30	36	27	93
Balance at end of period	$1,242	$2,289	$1,236	$4,767	$1,322	$1,998	$1,063	$4,383
Non-retail loans:
Business and government
Balance at beginning of period	$614	$439	$782	$1,835	$380	$312	$679	$1,371
Provision for credit losses
Remeasurement (1)	(9)	50	128	169	46	18	99	163
Newly originated or purchased financial assets	214	–	–	214	94	–	–	94
Derecognition of financial assets and maturities	(186)	(28)	(2)	(216)	(81)	(7)	(9)	(97)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	33	(33)	–	–	20	(20)	–	–
Stage 2	(21)	22	(1)	–	(9)	14	(5)	–
Stage 3	–	(4)	4	–	–	(1)	1	–
Gross write-offs	–	–	(108)	(108)	–	–	(71)	(71)
Recoveries	–	–	10	10	–	–	9	9
Foreign exchange and other movements	8	1	(15)	(6)	6	6	1	13
Balance at end of period including off-balance sheet exposures	$653	$447	$798	$1,898	$456	$322	$704	$1,482
Less: Allowance for credit losses on off-balance sheet exposures (2)	(103)	(21)	(34)	(158)	(81)	(32)	(16)	(129)
Balance at end of period (2)	$550	$426	$764	$1,740	$375	$290	$688	$1,353

	As at and for the six months ended
	April 30, 2024				April 30, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$265	$321	$498	$1,084	$197	$296	$406	$899
Provision for credit losses
Remeasurement (1)	(108)	66	180	138	(73)	17	106	50
Newly originated or purchased financial assets	20	–	–	20	16	–	–	16
Derecognition of financial assets and maturities	(4)	(10)	–	(14)	(4)	(7)	–	(11)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	105	(80)	(25)	–	84	(63)	(21)	–
Stage 2	(21)	97	(76)	–	(15)	70	(55)	–
Stage 3	–	(42)	42	–	–	(26)	26	–
Gross write-offs	–	–	(54)	(54)	–	–	(43)	(43)
Recoveries	–	–	10	10	–	–	13	13
Foreign exchange and other movements	2	(3)	5	4	15	19	23	57
Balance at end of period	$259	$349	$580	$1,188	$220	$306	$455	$981
Personal loans
Balance at beginning of period	$647	$1,103	$664	$2,414	$665	$921	$551	$2,137
Provision for credit losses
Remeasurement (1)	(371)	475	756	860	(372)	466	421	515
Newly originated or purchased financial assets	190	–	–	190	184	–	–	184
Derecognition of financial assets and maturities	(47)	(93)	–	(140)	(42)	(79)	–	(121)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	340	(334)	(6)	–	319	(312)	(7)	–
Stage 2	(118)	169	(51)	–	(96)	135	(39)	–
Stage 3	(7)	(253)	260	–	(4)	(182)	186	–
Gross write-offs	–	–	(1,040)	(1,040)	–	–	(642)	(642)
Recoveries	–	–	128	128	–	–	114	114
Foreign exchange and other movements	(8)	(9)	(55)	(72)	23	33	24	80
Balance at end of period	$626	$1,058	$656	$2,340	$677	$982	$608	$2,267
Credit cards
Balance at beginning of period	$414	$823	$–	$1,237	$436	$647	$–	$1,083
Provision for credit losses
Remeasurement (1)	(198)	342	396	540	(155)	261	274	380
Newly originated or purchased financial assets	80	–	–	80	91	–	–	91
Derecognition of financial assets and maturities	(26)	(32)	–	(58)	(34)	(34)	–	(68)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	163	(163)	–	–	135	(135)	–	–
Stage 2	(74)	74	–	–	(69)	69	–	–
Stage 3	–	(149)	149	–	–	(123)	123	–
Gross write-offs	–	–	(643)	(643)	–	–	(510)	(510)
Recoveries	–	–	90	90	–	–	109	109
Foreign exchange and other movements	(2)	(13)	8	(7)	21	25	4	50
Balance at end of period	$357	$882	$–	$1,239	$425	$710	$–	$1,135
Total retail loans
Balance at beginning of period	$1,326	$2,247	$1,162	$4,735	$1,298	$1,864	$957	$4,119
Provision for credit losses
Remeasurement (1)	(677)	883	1,332	1,538	(600)	744	801	945
Newly originated or purchased financial assets	290	–	–	290	291	–	–	291
Derecognition of financial assets and maturities	(77)	(135)	–	(212)	(80)	(120)	–	(200)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	608	(577)	(31)	–	538	(510)	(28)	–
Stage 2	(213)	340	(127)	–	(180)	274	(94)	–
Stage 3	(7)	(444)	451	–	(4)	(331)	335	–
Gross write-offs	–	–	(1,737)	(1,737)	–	–	(1,195)	(1,195)
Recoveries	–	–	228	228	–	–	236	236
Foreign exchange and other movements	(8)	(25)	(42)	(75)	59	77	51	187
Balance at end of period	$1,242	$2,289	$1,236	$4,767	$1,322	$1,998	$1,063	$4,383
Non-retail loans:
Business and government
Balance at beginning of period	$635	$403	$748	$1,786	$322	$320	$695	$1,337
Provision for credit losses
Remeasurement (1)	(49)	142	290	383	66	29	184	279
Newly originated or purchased financial assets	426	–	–	426	191	–	–	191
Derecognition of financial assets and maturities	(382)	(62)	(4)	(448)	(154)	(15)	(12)	(181)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	77	(77)	–	–	42	(42)	–	–
Stage 2	(52)	54	(2)	–	(17)	22	(5)	–
Stage 3	–	(8)	8	–	–	(2)	2	–
Gross write-offs	–	–	(220)	(220)	–	–	(177)	(177)
Recoveries	–	–	36	36	–	–	21	21
Foreign exchange and other movements	(2)	(5)	(58)	(65)	6	10	(4)	12
Balance at end of period including off-balance sheet exposures	$653	$447	$798	$1,898	$456	$322	$704	$1,482
Less: Allowance for credit losses on off-balance sheet exposures (2)	(103)	(21)	(34)	(158)	(81)	(32)	(16)	(129)
Balance at end of period (2)	$550	$426	$764	$1,740	$375	$290	$688	$1,353
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$204,771	$1,458	$–	$206,229	$202,322	$957	$–	$203,279
Low	82,307	869	–	83,176	88,909	877	–	89,786
Medium	19,549	1,503	–	21,052	19,758	1,385	–	21,143
High	3,531	4,200	–	7,731	3,424	3,428	–	6,852
Very high	63	2,581	–	2,644	63	2,242	–	2,305
Loans not graded (2)	19,966	1,192	–	21,158	17,792	1,161	–	18,953
Default	–	–	2,178	2,178	–	–	1,864	1,864
Total	$330,187	$11,803	$2,178	$344,168	$332,268	$10,050	$1,864	$344,182
Allowance for credit losses	259	349	580	1,188	265	321	498	1,084
Carrying value	$329,928	$11,454	$1,598	$342,980	$332,003	$9,729	$1,366	$343,098
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,930	$179	$–	$30,109	$29,849	$211	$–	$30,060
Low	26,494	462	–	26,956	27,594	558	–	28,152
Medium	9,810	428	–	10,238	8,725	599	–	9,324
High	8,837	3,387	–	12,224	8,369	3,529	–	11,898
Very high	139	2,584	–	2,723	125	2,177	–	2,302
Loans not graded (2)	20,242	1,861	–	22,103	19,427	1,831	–	21,258
Default	–	–	1,175	1,175	–	–	1,176	1,176
Total	$95,452	$8,901	$1,175	$105,528	$94,089	$8,905	$1,176	$104,170
Allowance for credit losses	626	1,058	656	2,340	647	1,103	664	2,414
Carrying value	$94,826	$7,843	$519	$103,188	$93,442	$7,802	$512	$101,756
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,998	$46	$–	$2,044	$1,989	$42	$–	$2,031
Low	3,507	72	–	3,579	3,329	89	–	3,418
Medium	4,218	141	–	4,359	4,262	116	–	4,378
High	3,259	1,514	–	4,773	3,239	1,310	–	4,549
Very high	29	765	–	794	38	820	–	858
Loans not graded (1)	1,332	698	–	2,030	1,290	585	–	1,875
Default	–	–	–	–	–	–	–	–
Total	$14,343	$3,236	$–	$17,579	$14,147	$2,962	$–	$17,109
Allowance for credit losses	357	882	–	1,239	414	823	–	1,237
Carrying value	$13,986	$2,354	$–	$16,340	$13,733	$2,139	$–	$15,872
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$109,005	$4	$–	$109,009	$104,488	$3	$–	$104,491
Low	20,535	7	–	20,542	20,037	1	–	20,038
Medium	8,208	26	–	8,234	8,518	11	–	8,529
High	3,803	431	–	4,234	3,814	421	–	4,235
Very high	62	355	–	417	68	296	–	364
Loans not graded (1)	9,171	1,968	–	11,139	9,522	1,894	–	11,416
Default	–	–	–	–	–	–	–	–
Carrying value	$150,784	$2,791	$–	$153,575	$146,447	$2,626	$–	$149,073
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at April 30, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$345,704	$1,687	$–	$347,391	$338,648	$1,213	$–	$339,861
Low	132,843	1,410	–	134,253	139,869	1,525	–	141,394
Medium	41,785	2,098	–	43,883	41,263	2,111	–	43,374
High	19,430	9,532	–	28,962	18,846	8,688	–	27,534
Very high	293	6,285	–	6,578	294	5,535	–	5,829
Loans not graded (2)	50,711	5,719	–	56,430	48,031	5,471	–	53,502
Default	–	–	3,353	3,353	–	–	3,040	3,040
Total	$590,766	$26,731	$3,353	$620,850	$586,951	$24,543	$3,040	$614,534
Allowance for credit losses	1,242	2,289	1,236	4,767	1,326	2,247	1,162	4,735
Carrying value	$589,524	$24,442	$2,117	$616,083	$585,625	$22,296	$1,878	$609,799
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$155,470	$875	$–	$156,345	$160,148	$1,205	$–	$161,353
Non-investment grade	118,108	7,905	–	126,013	114,192	7,705	–	121,897
Watch list	16	4,718	–	4,734	28	3,340	–	3,368
Loans not graded (2)	2,604	16	–	2,620	2,500	18	–	2,518
Default	–	–	3,046	3,046	–	–	2,686	2,686
Total	$276,198	$13,514	$3,046	$292,758	$276,868	$12,268	$2,686	$291,822
Allowance for credit losses	550	426	764	1,740	535	383	719	1,637
Carrying value	$275,648	$13,088	$2,282	$291,018	$276,333	$11,885	$1,967	$290,185
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$239,954	$1,555	$–	$241,509	$240,044	$1,673	$–	$241,717
Non-investment grade	61,897	4,061	–	65,958	62,634	5,288	–	67,922
Watch list	3	817	–	820	1	1,103	–	1,104
Loans not graded (2)	5,301	–	–	5,301	5,205	–	–	5,205
Default	–	–	102	102	–	–	109	109
Total	$307,155	$6,433	$102	$313,690	$307,884	$8,064	$109	$316,057
Allowance for credit losses	103	21	34	158	100	20	29	149
Carrying value	$307,052	$6,412	$68	$313,532	$307,784	$8,044	$80	$315,908
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at April 30, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$395,424	$2,430	$–	$397,854	$400,192	$2,878	$–	$403,070
Non-investment grade	180,005	11,966	–	191,971	176,826	12,993	–	189,819
Watch list	19	5,535	–	5,554	29	4,443	–	4,472
Loans not graded (2)	7,905	16	–	7,921	7,705	18	–	7,723
Default	–	–	3,148	3,148	–	–	2,795	2,795
Total	$583,353	$19,947	$3,148	$606,448	$584,752	$20,332	$2,795	$607,879
Allowance for credit losses	653	447	798	1,898	635	403	748	1,786
Carrying value	$582,700	$19,500	$2,350	$604,550	$584,117	$19,929	$2,047	$606,093
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at April 30, 2024 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,433	$694	$–	$2,127
Personal loans	689	374	–	1,063
Credit cards	247	181	404	832
Business and government	231	89	–	320
Total	$2,600	$1,338	$404	$4,342

	As at January 31, 2024 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,374	$647	$–	$2,021
Personal loans	638	387	–	1,025
Credit cards	251	193	373	817
Business and government	153	42	–	195
Total	$2,416	$1,269	$373	$4,058

	As at October 31, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,329	$617	$–	$1,946
Personal loans	648	360	–	1,008
Credit cards	238	157	345	740
Business and government	159	57	–	216
Total	$2,374	$1,191	$345	$3,910
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2024	January 31 2024	October 31 2023
Unpaid principal balance (1)	$252	$251	$307
Credit related fair value adjustments	(32)	(61)	(87)
Carrying value	220	190	220
Stage 3 allowance	(1)	(1)	(1)
Carrying value net of related allowance	$219	$189	$219
(1)	Represents principal amount owed net of write-offs.